Income Tax Expenses - Disclosure of Movement of the Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Valuation Allowance [Line Items]
Balance as of January 1	¥ 143,797	$ 22,565	¥ 73,169
Addition	138,984	21,810	70,628
Balance as of December 31	¥ 282,781	$ 44,375	¥ 143,797